Shareholders’ Equity (Details) - USD ($) $ / shares in Units, $ in Thousands														12 Months Ended
		Jun. 25, 2025	Jun. 16, 2025	Jun. 09, 2025	May 12, 2025	Dec. 26, 2024	Aug. 06, 2024	Aug. 01, 2024	Jul. 02, 2024	May 06, 2024	Jan. 09, 2024	Jan. 04, 2024	Sep. 18, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Nov. 26, 2025	Sep. 04, 2025	Jun. 30, 2025	Jun. 23, 2025	May 20, 2025
Shareholders’ Equity [Line Items]
Reverse share split													1-for-30
Aggregate offering price (in Dollars)																	$ 15,000
Amount of net issuance cost (in Dollars)						$ 1,146								$ 532
Net issuance of cost (in Dollars)			$ 4
Price per share (in Dollars per share)						$ 3.22
Warrants to purchase														6,491
Exercise price per share (in Dollars per share)														$ 12.6
Offering proceeds (in Dollars)						$ 13,325						$ 15,002
Net of issuance cost (in Dollars)												$ 1,216
Proceeds from warrant exercises (in Dollars)						$ 26,963								$ 6,052
Fair value warrant price per share (in Dollars per share)														$ 4.52
Investors purchased shares						3,386,962
Proceeds amount (in Dollars)														$ 7,536
Warrant exercise price (in Dollars per share)										$ 4.64
Equity issuance cost (in Dollars)														$ 2,317
Description of stock option vesting period														The options granted generally have a four-year vesting period and expire ten years after the date of grant.
Expected dividend yield														0.00%
Overall alpha level up percentage										5.00%
Weighted average grant date fair value of options granted (in Dollars per share)														$ 2.5	$ 3.8	$ 7.66
Share-based compensation (in Dollars)				$ 2,147
Unrecognized compensation costs (in Dollars)														$ 5,336
Recognized weighted average period														2 years 6 months 3 days
Warrants to purchase ordinary shares issued (in Dollars)						$ 2,101	$ 1,733	$ 115			$ 15,248
Pre Funded Warrants [Member]
Shareholders’ Equity [Line Items]
Warrants to purchase				513,517
January 2024 Warrants [Member]
Shareholders’ Equity [Line Items]
Warrants to purchase			2,190,121
Warrant [Member]
Shareholders’ Equity [Line Items]
Warrants to purchase			7,626,514			0.0001								40,000					229,231		227,619
Exercise price per share (in Dollars per share)			$ 4.5					$ 0.0001						$ 3.61
Proceeds from warrant exercises (in Dollars)											$ 18,542
Investors purchased shares						1,106,868		229,231
Warrants expired shares																				1,304,352
Equity issuance cost (in Dollars)														$ 468
December 2024 Warrants [Member]
Shareholders’ Equity [Line Items]
Warrants to purchase			5,436,393
Definitive Securities Purchase Agreement [Member]
Shareholders’ Equity [Line Items]
Number of share issued												3,143,693
Price per share (in Dollars per share)												$ 4.81
Warrants expire												2 years
Definitive Securities Purchase Agreement [Member] | Pre Funded Warrants [Member]
Shareholders’ Equity [Line Items]
Warrants to purchase												227,619
Exercise price per share (in Dollars per share)												$ 0.0001
Definitive Securities Purchase Agreement [Member] | January 2024 Warrants [Member]
Shareholders’ Equity [Line Items]
Warrants to purchase												3,371,312
Abeyance [Member]
Shareholders’ Equity [Line Items]
Number of share issued														725,000
Officers [Member]
Shareholders’ Equity [Line Items]
Options granted														3,512,403
Board of Directors [Member]
Shareholders’ Equity [Line Items]
Shares options pool										2,000,000
Number of additional options increase					1,200,000
Share options granted					188,800					280,000
Overall alpha level up percentage					5.00%
Purchase price (in Dollars per share)					$ 2.67
Chief Executive Officer [Member]
Shareholders’ Equity [Line Items]
Purchase price (in Dollars per share)									$ 4.64
Weighted average grant date fair value of options granted (in Dollars per share)		$ 2.67
Ordinary shares [Member]
Shareholders’ Equity [Line Items]
Number of shares issued														1,650,827	464
Amount of net issuance cost (in Dollars)														$ 5,913	$ 2
Net issuance of cost (in Dollars)														$ 223
Number of share issued	[1]															637,660
Price per share (in Dollars per share)								$ 3.61
Warrants to purchase				513,501														593,351	229,230
Investors purchased shares								2,006,226
Number of voting rights														one
Ordinary shares [Member] | January 2024 Warrants [Member]
Shareholders’ Equity [Line Items]
Warrants to purchase			5,436,393
Ordinary shares [Member] | Warrant [Member]
Shareholders’ Equity [Line Items]
Warrants to purchase																					227,619
Ordinary shares [Member] | August 2024 Warrants [Member]
Shareholders’ Equity [Line Items]
Exercise price per share (in Dollars per share)								$ 3.61
Investors purchased shares								1,676,588
Ordinary shares [Member] | December 2024 Warrants [Member]
Shareholders’ Equity [Line Items]
Investors purchased shares						6,740,745
Warrant exercise price (in Dollars per share)						$ 4
Ordinary shares [Member] | New Warrants Shares [Member]
Shareholders’ Equity [Line Items]
Warrants to purchase			7,626,514
Ordinary shares [Member] | Abeyance [Member]
Shareholders’ Equity [Line Items]
Number of share issued														725,000
Inducement Letter [Member] | January 2024 Warrants [Member]
Shareholders’ Equity [Line Items]
Warrants to purchase			2,190,121
Inducement Letter [Member] | Ordinary shares [Member] | January 2024 Warrants [Member]
Shareholders’ Equity [Line Items]
Warrants to purchase			2,190,121
Option [Member]
Shareholders’ Equity [Line Items]
Options granted														568,646
Pre Funded Warrants [Member]
Shareholders’ Equity [Line Items]
Warrants to purchase																		593,351
Maximum [Member] | Warrant [Member]
Shareholders’ Equity [Line Items]
Warrants to purchase			5,436,393
Maximum [Member] | Board of Directors [Member]
Shareholders’ Equity [Line Items]
Shares options pool										2,312,403
Number of additional options increase					3,512,403
Maximum [Member] | Chief Executive Officer [Member]
Shareholders’ Equity [Line Items]
Options granted		120,000							198,900
Maximum [Member] | Ordinary shares [Member] | Warrant [Member]
Shareholders’ Equity [Line Items]
Warrants to purchase														7,626,514
Minimum [Member] | New Warrants [Member]
Shareholders’ Equity [Line Items]
Exercise price per share (in Dollars per share)			$ 3.5
Minimum [Member] | Board of Directors [Member]
Shareholders’ Equity [Line Items]
Shares options pool										312,403
Number of additional options increase					2,312,403
Minimum [Member] | Chief Executive Officer [Member]
Shareholders’ Equity [Line Items]
Options granted		80,000							132,600
Minimum [Member] | Ordinary shares [Member] | Warrant [Member]
Shareholders’ Equity [Line Items]
Warrants to purchase														2,828,319
Private Placement [Member] | January 2024 Warrants [Member]
Shareholders’ Equity [Line Items]
Exercise price per share (in Dollars per share)												$ 5.5
IPO [Member]
Shareholders’ Equity [Line Items]
Additional gross proceeds (in Dollars)			$ 26,690

[1]	Net of issuance costs of $757.